ORGANIZATION, OPERATIONS AND BASIS OF PRESENTATION	12 Months Ended
Jan. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, OPERATIONS AND BASIS OF PRESENTATION	ORGANIZATION, OPERATIONS AND BASIS OF PRESENTATION
Description of Business

Cognyte Software Ltd. (the “Company”, “Cognyte”, “we”, “us” and “our”) is a global leader in investigative analytics software that empowers a variety of government and other organizations with Actionable Intelligence for a Safer World™. Our open interface software is designed to help customers accelerate and improve the effectiveness of investigations and decision-making. Hundreds of customers rely on our solutions to accelerate and conduct investigations and derive insights, with which they identify, neutralize, and tackle threats to national security and address different forms of criminal and terror activities.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP).

The currency of the primary economic environment in which the operations of Cognyte and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of Cognyte and certain subsidiaries.

Cognyte and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, “Foreign Currency Matters”. All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be a non-dollar currency, assets and liabilities are translated at year-end foreign currency exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

The accompanying consolidated financial statements include a joint venture in which we hold a 50% equity interest. The joint venture is a variable interest entity (“VIE”) in which we are the primary beneficiary as we have the power to direct the activities that are most significant to the VIE. The joint venture’s activities primarily include promoting transactions with end customers as well as negotiating their commercial terms, providing local technical support and interfacing with customers. The noncontrolling interest in the less than wholly owned subsidiary is reflected within equity in our consolidated balance sheets, but separately from our equity.

Equity investments in companies in which we have less than a 20% ownership interest and cannot exercise significant influence, and which do not have readily determinable fair values, are accounted for at cost, adjusted for changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer, less any impairment.

To maintain consistency and comparability, certain amounts from prior periods have been reclassified to conform to current period presentation with no effect on net income or stockholders’ equity as previously reported.